Leases	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Leases
15.	Leases

(1)	Group as a lessee

1)	Details of the right-of-use assets as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Right-of-use assets:
Land, buildings and structures	~~W~~	1,376,721	1,546,918
Others		235,230	239,211

	~~W~~	1,611,951	1,786,129

2)	Details of amounts recognized in the consolidated statements of income for the years ended December 31, 2023, 2022 and 2021 as a lessee are as follows:

(In millions of won)
	2023		2022	2021(*1)
Depreciation of right-of-use assets(*1):
Land, buildings and structures	~~W~~	346,931	346,499	338,304
Others(*2)		63,101	57,295	95,666

	~~W~~	410,032	403,794	433,970

Interest expense on lease liabilities	~~W~~	46,595	29,996	23,998

(*1)	Includes amounts related to discontinued operations.
(*2)	Others include the amount reclassified as research and development expenses related to the lease contract for research and development facilities.
Expenses related to short-term leases and leases of low-value assets that the Group recognized are immaterial.

3)
The total cash outflows due to lease payments for the years ended December 31, 2023, 2022 and 2021 amounted to
~~W~~
474,410 million,
~~W~~
449,196 million and
~~W~~
484,879 million, respectively. The amount for the year ended December 31, 2021 include cash flows from discontinued operations.

(2)	Group as a lessor

1)	Finance lease
The Group recognized interest income of
~~W~~
800 million,
~~W~~
910 million and
~~W~~
2,053 million on lease receivables for the years ended December 31, 2023, 2022 and 2021, respectively
.
 The amount for the year ended December 31, 2021 include profit or loss from discontinued operations.
The following table sets out a maturity analysis for lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2023.

(In millions of won)
	Amount
Less than 1 year	~~W~~	11,499
1 ~ 2 years		3,306
2 ~ 3 years		1,517
3 ~ 4 years		693
4 ~ 5 years		271

Undiscounted lease payments	~~W~~	17,286

Unrealized finance income		360
Net investment in the lease		16,926

2)	Operating lease
The Group recognized lease income of
~~W~~
235,988 million,
~~W~~
246,279 million and
~~W~~
230,140 million for the years ended December 31, 2023, 2022 and 2021, respectively, of which variable lease payments received are
~~W~~
2,694 million,
~~W~~
8,622 million and
~~W~~
17,686 million, respectively.
The following table sets out a maturity analysis of lease payments, presenting the undiscounted fixed payments to be received subsequent to December 31, 2023.

(In millions of won)
	Amount
Less than 1 year	~~W~~	148,980
1 ~ 2 years		91,033
2 ~ 3 years		48,701

	~~W~~	288,714